SCHEDULE OF UNAUDITED PRO FORMA FINANCIAL INFORMATION (Details) - USD ($)		2 Months Ended	6 Months Ended			12 Months Ended
		Nov. 30, 2024	May 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024		Sep. 30, 2023	Oct. 03, 2024	Sep. 30, 2022	Jul. 25, 2018
Restructuring Cost and Reserve [Line Items]
Cash
TOTAL ASSETS
Total Current Liabilities		5,984	$ 34,528
TOTAL LIABILITIES		5,984	34,528
Ordinary shares (US$1 par value; 50,000 shares; authorized 13,727 shares issued)		$ 0	$ 0
Ordinary shares, par value		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized		500,000,000	500,000,000
Ordinary shares, shares issued		1	1
Additional paid-in capital		$ (0)	$ (0)
Accumulated other comprehensive loss			1
Accumulated deficit		(5,984)	(34,529)
Total Shareholders’ Deficit		(5,984)	(34,528)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT
Net Loss		$ (5,984)	$ (28,545)
Net loss per share attributable to ordinary shareholders - basic		$ (5,984)	$ (28,544)
Net loss per share attributable to ordinary shareholders - diluted		$ (5,984)	$ (28,544)
Weighted average number of ordinary shares used in computing net loss per share - basic		1	1
Weighted average number of ordinary shares used in computing net loss per share - diluted		1	1
Maius Pharmaceutical Co. Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Cash				$ 1,809,035		$ 74,514		$ 179,237
Current assets						371,593
Total Current Assets				2,249,927		446,107		575,441
Total non-current assets				611,632		413,666		256,697
TOTAL ASSETS				2,861,559		859,773		832,138
Total Current Liabilities				4,010,149		3,356,493		2,701,505
Non-current liabilities						26,277
TOTAL LIABILITIES				4,013,826		3,382,770		2,701,505
Ordinary shares (US$1 par value; 50,000 shares; authorized 13,727 shares issued)				$ 14,619		$ 13,727		$ 13,727
Ordinary shares, par value				$ 1		$ 1.00		$ 1			$ 1.00
Ordinary shares, shares authorized				50,000		50,000		50,000			50,000
Ordinary shares, shares issued				14,619		13,727		13,727
Additional paid-in capital				$ 13,160,402		$ 11,074,192		$ 11,074,192
Subscription receivables				(2,939,179)		(2,939,179)		(2,969,955)
Accumulated other comprehensive loss				(156,545)		(220,253)		(165,023)
Accumulated deficit				(11,231,564)		(10,451,484)		(9,822,308)
Total Shareholders’ Deficit				(1,152,267)	$ (2,229,227)	(2,522,997)		(1,869,367)		$ 435,525
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT				2,861,559		$ 859,773		832,138
Number of shares issued						892
Number of shares issued, value						$ 2,087,102
Net Loss				$ (780,080)	$ (367,192)	$ (629,176)	[1]	$ (4,344,768)
Net loss per share attributable to ordinary shareholders - basic					$ (26.75)	$ (45.83)		$ (337.62)
Net loss per share attributable to ordinary shareholders - diluted				$ (54.47)	$ (26.75)	$ (45.83)		$ (337.62)
Weighted average number of ordinary shares used in computing net loss per share - basic				14,322	13,727	13,727	[2]	12,869
Weighted average number of ordinary shares used in computing net loss per share - diluted				14,322	13,727	13,727	[2]	12,869
Maius Pharmaceutical Co. Ltd [Member] | Pro Forma Adjustment [Member]
Restructuring Cost and Reserve [Line Items]
Cash	[3]					$ 2,087,102
Current assets
Total Current Assets						2,087,102
Total non-current assets
TOTAL ASSETS						2,087,102
Total Current Liabilities
Non-current liabilities
TOTAL LIABILITIES
Ordinary shares (US$1 par value; 50,000 shares; authorized 13,727 shares issued)	[3]					892
Additional paid-in capital	[3]					2,086,210
Total Shareholders’ Deficit						2,087,102
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT						2,087,102
Net Loss	[1]
Net loss per share attributable to ordinary shareholders - basic
Net loss per share attributable to ordinary shareholders - diluted
Weighted average number of ordinary shares used in computing net loss per share - basic	[2]					892
Weighted average number of ordinary shares used in computing net loss per share - diluted	[2]					892
Maius Pharmaceutical Co. Ltd [Member] | Pro Forma [Member]
Restructuring Cost and Reserve [Line Items]
Cash						$ 2,161,616
Current assets						371,593
Total Current Assets						2,533,209
Total non-current assets						413,666
TOTAL ASSETS						2,946,875
Total Current Liabilities						3,356,493
Non-current liabilities						26,277
TOTAL LIABILITIES						3,382,770
Ordinary shares (US$1 par value; 50,000 shares; authorized 13,727 shares issued)						14,619
Additional paid-in capital						13,160,402
Subscription receivables						(2,939,179)
Accumulated other comprehensive loss						(220,253)
Accumulated deficit						(10,451,484)
Total Shareholders’ Deficit						(435,895)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT						2,946,875
Net Loss	[1]					$ (629,176)
Net loss per share attributable to ordinary shareholders - basic						$ (43.04)
Net loss per share attributable to ordinary shareholders - diluted						$ (43.04)
Weighted average number of ordinary shares used in computing net loss per share - basic	[2]					14,619
Weighted average number of ordinary shares used in computing net loss per share - diluted	[2]					14,619

[1]	There are no effects on total revenue and total net income.
[2]	Additional 892 were shares issued for $2,087,102.
[3]	Additional 892 were shares issued for $2,087,102.